CAPITAL STOCK (Details Narrative) (TAP RESOURCES, INC [Member])	Aug. 31, 2012	Nov. 30, 2011
TAP RESOURCES, INC [Member]
Common Shares Issued	280,920	280,920
Common Shares Outstanding	280,920	280,920